Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill	€ 1,938.0	€ 1,862.9
Intangibles	2,114.1	2,083.1
Property, plant and equipment	422.2	422.4
Other non-current assets	1.1	1.9
Derivative financial instruments	17.2	17.5
Deferred tax assets	113.5	96.4
Total non-current assets	4,606.1	4,484.2
Current assets
Cash and cash equivalents	393.2	826.1
Inventories	343.2	323.2
Trade and other receivables	185.0	206.7
Indemnification assets	15.4	35.4
Short-term deposits, not classified as cash equivalents	25.0	25.0
Derivative financial instruments	5.5	3.9
Total current assets	967.3	1,420.3
Assets	5,573.4	5,904.5
Current liabilities
Trade and other payables	646.4	525.2
Current tax payable	166.2	217.2
Provisions	45.7	40.9
Loans and borrowings	22.5	27.7
Derivative financial instruments	35.5	12.1
Total current liabilities	916.3	823.1
Non-current liabilities
Loans and borrowings	1,736.3	1,847.6
Employee benefits	276.2	237.5
Other non-current liabilities	2.2	2.7
Provisions	6.1	5.9
Derivative financial instruments	89.5	32.8
Deferred tax liabilities	420.7	398.2
Total non-current liabilities	2,531.0	2,524.7
Total liabilities	3,447.3	3,347.8
Net assets	2,126.1	2,556.7
Equity
Share capital and capital reserve	1,620.5	2,095.4
Share-based compensation reserve	8.3	22.6
Founder Preferred Shares Dividend Reserve	245.5	370.1
Translation reserve	84.7	94.8
Cash flow hedging reserve	(24.5)	(13.2)
Retained earnings/(accumulated deficit reserve)	191.6	(11.8)
Total equity	2,126.1	2,557.9
Non-controlling interests	0.0	(1.2)
Equity	€ 2,126.1	€ 2,556.7